Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Convertible Notes Payable [Abstract]
Schedule of fair value of the warrants was estimated using the Binomial valuation model
2019
Dividend rate	—%
Term (in years)	5.00 years
Volatility	158.6%
Risk—free interest rate	1.48% to 1.66%

Schedule of convertible notes payable
	March 31, 2020	December 31, 2019
Principal amount	$330,000	$330,000
Less: unamortized debt discount	(185,625)	(268,125)
Convertible notes payable, net	$144,375	$61,875

	December 31, 2019	December 31, 2018
Principal amount	$330,000	$-
Less: unamortized debt discount	(268,125)	-
Convertible notes payable, net	$61,875	$-